Redeemable Convertible Preferred and Common Stock - Narrative (Details)		1 Months Ended									12 Months Ended
	Mar. 10, 2021 $ / shares	Aug. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 USD ($) $ / shares	Jul. 30, 2020 shares	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 11, 2021 vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 21, 2020 $ / shares
Class of Stock [Line Items]
Common stock, par value (in dollars per share)											$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share)											$ 0.0001
Common stock, shares authorized (in shares) | shares											1,000,000,000			210,956,516
Preferred stock, shares authorized (in shares) | shares											100,000,000
Common stock, shares outstanding (in shares) | shares											172,200,417		161,449,205	33,327,294
Warrants outstanding (in shares) | shares													15,999,996
Common stock, voting rights, number of votes per share | vote													1
Redeemable convertible preferred stock, issue price (in dollars per share)													$ 10.00
Issuance cost | $											$ 265,000
Stock issued from conversion of note (in shares) | shares							1,253,556
Convertible notes payable | $							$ 4,600,000
Investor
Class of Stock [Line Items]
Stock issued from conversion of note (in shares) | shares										44,256
Convertible notes payable | $										$ 45,000
Series Seed Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares issued (in shares) | shares								445,942	563,725	1,887,253
Redeemable convertible preferred stock, issue price (in dollars per share)								$ 1.02	$ 1.02	$ 1.02
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $								$ 500,000	$ 600,000	$ 1,800,000
Issuance cost | $										$ 100,000
Stock issued during period, conversion of convertible securities (in shares) | shares						2,941,176
Redeemable convertible preferred stock dividends (in dollars per share)	$ 0.0612
Liquidation preference (in dollars per share)	1.02
Convertible preferred stock, conversion price (in dollars per share)	1.02
Series A Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares issued (in shares) | shares							1,324,511					715,712
Redeemable convertible preferred stock, issue price (in dollars per share)							$ 11.3158					$ 11.3158
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $							$ 14,800,000					$ 8,100,000
Issuance cost | $							$ 200,000
Stock issued during period, conversion of convertible securities (in shares) | shares						3,293,779
Redeemable convertible preferred stock dividends (in dollars per share)	0.6789
Liquidation preference (in dollars per share)	11.3518
Convertible preferred stock, conversion price (in dollars per share)	11.3518
Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares issued (in shares) | shares		25,286,587		37,970,846	17,320,031	45,185,071
Redeemable convertible preferred stock, issue price (in dollars per share)		$ 0.3323	$ 0.3323		$ 0.3323	$ 0.3323								$ 0.33
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost | $		$ 8,400,000	$ 12,500,000		$ 5,800,000	$ 15,100,000
Issuance cost | $		$ 100,000	$ 100,000		$ 100,000	$ 100,000
Redeemable convertible preferred stock dividends (in dollars per share)	0.019938
Liquidation preference (in dollars per share)	0.3323
Convertible preferred stock, conversion price (in dollars per share)	$ 0.3323
Convertible preferred stock, terms of conversion, common stock price trigger											$ 1.41
Convertible preferred stock, conversion term, threshold gross cash proceeds | $											$ 75,000,000.0